Risk management and concentrations of risk (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	[1]
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 145,615
Derivative Liability, Fair Value carrying amount assets	$ 106
Derivative, Term	Sept 2026
Derivative, Fixed Interest rate	2.80%	[2]
Gallant [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 119,438
Derivative Liability, Fair Value carrying amount assets	$ 918
Derivative, Term	Sept 2019
Derivative, Fixed Interest rate	1.90%	[2]
Grace [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 130,688
Derivative Liability, Fair Value carrying amount assets	$ 835
Derivative, Term	March 2020
Derivative, Fixed Interest rate	2.30%	[2]

[1]	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.
[2]	Excludes the margins paid on the floating-rate debt.